Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810806
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	UNITY SOFTWARE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39497
Entity Tax Identification Number	27-0334803
Entity Address, Address Line One	30 3rd Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103-3104
City Area Code	(415)
Local Phone Number	539-3162
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000005 par value per share
Trading Symbol	U
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false